LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Tables)	3 Months Ended
Mar. 31, 2025
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Loss per Share
The calculations of basic and diluted loss per share are based on:

	Three months ended March 31,
	2025	2024
	US$’000	US$’000
Losses
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted earnings per share calculation	(100,916)	(59,793)

	Number of shares Three months ended March 31,
	2025	2024

Shares
Weighted average number of ordinary shares outstanding during the period used in the basic and diluted earnings per share calculation	367,525,855	364,010,429